WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 88.4%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	51,795,042	$61,229,572
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	14,838,938	18,177,304
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	19,737,432	25,269,913
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	25,459,200	35,756,688
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	7,334,115	10,531,974
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	30,304,211	43,894,368
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	9,492,648	10,990,258
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	46,534,290	60,897,457
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/51	2,009,460	2,023,162
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	92,501,600	95,138,506
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	3,412,500	3,548,353
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	17,452,204	18,306,315
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	5,265,500	5,603,149
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	11,305,153	12,257,763
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	9,073,260	9,888,463
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	6,935,544	7,715,499
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	9,323,640	10,699,000
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	8,703,038	9,424,668

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $401,571,007)				441,352,412

CORPORATE BONDS & NOTES - 5.0%
ENERGY - 2.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	31,000	34,113

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	288,180
Apache Corp., Senior Notes	4.750%	4/15/43	530,000	492,370
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	2,100,000	2,303,738
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,916,804
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	190,000	197,905
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,390,000	1,468,459
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	760,000	785,573
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	539,876
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	880,000	983,425
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	413,018
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	440,000	414,843
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	830,000	779,826
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	831,504

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report	1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	880,000		$1,114,848
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	410,000		425,002

Total Oil, Gas & Consumable Fuels					13,955,371

TOTAL ENERGY					13,989,484

MATERIALS - 2.2%
Metals & Mining - 2.0%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	230,000		250,947	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		1,081,322	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	650,000		636,704	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	490,000		671,577
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		476,845	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		551,745	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		1,078,794	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,892,031
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		444,407
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	790,000		941,036
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		898,506

Total Metals & Mining					9,923,914

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	850,000		936,322	(b)

TOTAL MATERIALS					10,860,236

TOTAL CORPORATE BONDS & NOTES (Cost - $22,785,429)					24,849,720

SOVEREIGN BONDS - 1.8%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,120,000	BRL	209,580
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	488,000	BRL	91,065

Total Brazil					300,645

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		225,501
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	1,900,000		2,186,313

Total Indonesia					2,411,814

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,240,000		1,370,870	(b)

See Notes to Schedule of Investments.

2	Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	1,400,000		$1,459,017

Peru - 0.4%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,230,000		2,237,716

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	1,200,000		1,233,607	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,937,727)					9,013,669

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.5%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	17,339,094	BRL	3,582,476

Canada - 0.8%
Canada Government Real Return Bond	1.500%	12/1/44	2,151,900	CAD	2,200,085
Canada Government Real Return Bond	0.500%	12/1/50	1,860,862	CAD	1,604,870

Total Canada					3,804,955

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $8,580,626)					7,387,431

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 1.4%
CSMC Trust, 2019-AFC1 A3	2.877%	7/25/49	1,425,048		1,442,040	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	4.009%	12/25/27	893,025		909,601	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.609%	3/25/30	1,960,000		2,005,984	(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.861%	10/8/21	590,000		590,000	(a)(d)(e)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	1,752,102		1,770,446	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,657,209)					6,718,071

ASSET-BACKED SECURITIES - 0.2%
Bear Stearns Asset Backed Securities Trust, 2003-ABF1, A (1 mo. USD LIBOR + 0.740%)	0.849%	1/25/34	15,737		15,061	(d)
JPMorgan Mortgage Acquisition Corp., 2005- OPT2 M2 (1 mo. USD LIBOR + 0.675%)	0.784%	12/25/35	1,169,329		1,169,108	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,178,257)					1,184,169

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $449,710,255)					490,505,472

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report	3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,595,375)	0.010%	5,595,375	$5,595,375	(f)

TOTAL INVESTMENTS - 99.4% (Cost - $455,305,630)			496,100,847
Other Assets in Excess of Liabilities - 0.6%			2,989,212

TOTAL NET ASSETS - 100.0%			$499,090,059

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $5,595,375 and the cost was $5,595,375 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	102	6/21	$16,318,472	$15,768,562	$549,910

See Notes to Schedule of Investments.

4	Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,926	EUR	40,000	BNP Paribas SA	4/19/21	$1,999
USD	3,182,821	CAD	4,032,172	Citibank N.A.	4/19/21	(25,863)
CAD	5,552,172	USD	4,424,003	Goldman Sachs Group Inc.	4/19/21	(5,749)
EUR	150,000	USD	177,629	Goldman Sachs Group Inc.	4/19/21	(1,654)
USD	594,668	CAD	760,000	Goldman Sachs Group Inc.	4/19/21	(10,117)
USD	594,668	CAD	760,000	Goldman Sachs Group Inc.	4/19/21	(10,117)
USD	24,595	EUR	20,000	Goldman Sachs Group Inc.	4/19/21	1,132
USD	36,893	EUR	30,000	Goldman Sachs Group Inc.	4/19/21	1,698
USD	73,148	EUR	60,000	Goldman Sachs Group Inc.	4/19/21	2,758

Total						$(45,913)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

6

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$441,352,412	—	$441,352,412
Corporate Bonds & Notes	—	24,849,720	—	24,849,720
Sovereign Bonds	—	9,013,669	—	9,013,669
Non-U.S. Treasury Inflation Protected Securities	—	7,387,431	—	7,387,431
Collateralized Mortgage Obligations	—	6,718,071	—	6,718,071
Asset-Backed Securities	—	1,184,169	—	1,184,169

Total Long-Term Investments	—	490,505,472	—	490,505,472

Short-Term Investments†	$5,595,375	—	—	5,595,375

Total Investments	$5,595,375	$490,505,472	—	$496,100,847

Other Financial Instruments:
Futures Contracts	$549,910	—	—	$549,910
Forward Foreign Currency Contracts	—	$7,587	—	7,587

Total Other Financial Instruments	$549,910	$7,587	—	$557,497

Total	$6,145,285	$490,513,059	—	$496,658,344

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$53,500	—	$53,500

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

8

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,591,499	$53,117,469	53,117,469	$58,113,593	58,113,593

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$172	—	$5,595,375

9